Cover	Oct. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42167
Entity Registrant Name	DT Cloud Star Acquisition Corporation
Entity Central Index Key	0002017950
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25 Christopher Columbus Dr Apt 4411
Entity Address, Address Line Two	Dr Apt 4411
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	(718)
Local Phone Number	865-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, $0.0001 par value per share, and one Right
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.0001 par value per share, and one Right
Trading Symbol	DTSQU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	DTSQ
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-ninth (1/9) of one Ordinary Share
Title of 12(b) Security	Rights, each entitling the holder to receive one-ninth (1/9) of one Ordinary Share
Trading Symbol	DTSQR
Security Exchange Name	NASDAQ